Related Party Transactions (Details)		1 Months Ended		12 Months Ended
	Jan. 26, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)
Related Party Transaction [Line Items]
Refund amount				$ 66,130	¥ 10,000,000	$ 264,520	¥ 40,000,000
Transaction commission percentage				1.00%	1.00%	1.00%	1.00%	1.00%
Compensation receivable for consumption tax						$ 109,144
Equity interest percentage		100.00%	100.00%
Cash consideration	$ 4,000,000	$ 37,595	¥ 5,000,000
Gain from disposal of equity method investment				$ 341,139	¥ 49,297,548
Kaika International [Member]
Related Party Transaction [Line Items]
Gain from disposal of equity method investment				190,571	¥ 27,539,183
Seihinkokusai [Member]
Related Party Transaction [Line Items]
Security deposit				92,582		$ 330,650			¥ 14,000,000	¥ 50,000,000
Seihinkokusai [Member]
Related Party Transaction [Line Items]
Equity interest percentage		40.00%	40.00%
Cash consideration		$ 300,760	¥ 40,000,000
Operating security deposit to Seihinkokusai [Member]
Related Party Transaction [Line Items]
Security deposit				$ 132,260					¥ 20,000,000